SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 14                                              *

T. ROWE PRICE U.S. TREASURY FUNDS, INC.
on behalf of its U.S. Treasury Long-Term Fund
(Exact Name of Registrant as Specified in Charter)

100 East Pratt Street, Baltimore, Maryland  21202
(Address of Principal Executive Offices)

Telephone Number: 410-345-2000

Henry H. Hopkins
100 East Pratt Street
Baltimore, Maryland 21202
(Name and Address of Agent for Service)




Approximate Date of Proposed Public Offering

It is proposed that this filing will become effective:
        X immediately upon filing pursuant to paragraph (b) on (date) pursuant to paragraph (b)
                  60 days after filing pursuant to paragraph (a) on (date) pursuant to paragraph (a) of Rule 485

     Pursuant to Section 24f-2 of the Securities Act of 1933, the
Registrant has registered an indefinite number of securities and
intends to file a 24f-2 Notice by July 30, 1997.                             *

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

                                     Proposed         Proposed
                                      Maximum          Maximum
                      Amount        Offering         Aggregate    Amount of
Title of Securities    Being           Price          Offering   Registration
Being Registered     Registered      Per Unit           Price        Fee

Capital Stock of $0.01               Varying prices calculated
par value per share      10,258     as set forth in prospectus       None     *

The total number of shares redeemed during this fiscal year ended
May 31, 1997 amounted to 3,159,820 shares.  Of this number of                 *
shares, -0- shares have been used for reduction pursuant to paragraph (a) of Rule 24e-2 in all previous filings of post-effective amendments during the current year, and 3,149,562 shares have been used for reduction pursuant * to paragraph (c) of Rule 24f-2 in all previous filings during the current
year.  10,258 shares of the redeemed shares for the fiscal year ended         *
May 31, 1997 are being used for the reduction in the post-effective           *
amendment being filed herein.


      PAGE 3

     Pursuant to the requirements of the Securities Act of 1933 (the "Act"), as amended, the Registrant, T. Rowe Price U.S. Treasury Funds, Inc., hereby
submits this Post-Effective Amendment No. 14 to its Registration Statement,   *
Form N-1A (SEC File Number 33-30531), pursuant to paragraph (b) of Rule 485 under the Act. The purpose of this Amendment is to register an additional
10,258 shares of capital stock of the Fund to be offered under the            *
currently effective Prospectus dated July 1, 1997 and to furnish the          *
following:


       EXHIBIT A:    Opinion of Shereff, Friedman, Hoffman & Goodman
                     as to the legality of the securities being registered.

       EXHIBIT B:    Representation of Henry H. Hopkins (Counsel for the
                     Registrant, as required under Rule 485(b)(3) and (e).


     It is respectfully requested that this Post-Effective Amendment No. 14   *
become effective immediately upon filing pursuant to paragraph (b) of Rule
485 under the Act.




     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Baltimore, State of
Maryland, this 18th day of July, 1997.                                       *


                                T. ROWE PRICE U.S. TREASURY FUNDS, INC.
                                on behalf of its U.S. Treasury Long-Term Fund


                                /s/ PETER VAN DYKE, President


     Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:


       SIGNATURE                     TITLE                       DATE

/s/ ROBERT P. BLACK                  Director                 July 18, 1997  *

/s/ CALVIN W. BURNETT                Director                 July 18, 1997  *

/s/ GEORGE J. COLLINS                Director                 July 18, 1997  *

/s/ ANTHONY W. DEERING               Director                 July 18, 1997  *

/s/ CARMEN F. DEYESU                 Treasurer (Chief
                                     Financial Officer)       July 18, 1997  *

/s/ F. PIERCE LINAWEAVER             Director                 July 18, 1997  *

/s/ JAMES S. RIEPE                   V.P. & Director          July 18, 1997  *

/s/ JOHN SAGAN                       Director                 July 18, 1997  *

/s/ JOHN G. SCHREIBER                Director                 July 18, 1997  *

/s/ CHARLES P. SMITH                 Executive V.P. and
                                     Director                 July 18, 1997  *

/s/ PETER VAN DYKE                   President & Director     July 18, 1997  *